Nature of Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands		11 Months Ended	12 Months Ended
	Jul. 16, 2021	Dec. 31, 2020	Dec. 31, 2021
Accumulated deficit		$ 14,300	$ 28,100
Cash and cash equivalents			445,100
Net income (loss)		14,376	19,285
Cash flows used in operating activities		$ 1,182	$ 95,191
Payments to acquire businesses, gross	$ 512,900